Intangible Assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
INTANGIBLE ASSETS

Figures in millions	Goodwill	Other	Total
US Dollars
Cost
Balance at 1 January 2017	379	185	564
Additions	—	1	1
Transfer to assets and liabilities held for sale	—	(17)	(17)
Transfers and other movements(1)	(263)	(1)	(264)
Translation	11	4	15
Balance at 31 December 2017	127	172	299
Accumulated amortisation and impairments
Balance at 1 January 2017	253	166	419
Amortisation for the year		6	6
Impairment	9	—	9
Transfer to assets and liabilities held for sale	—	(15)	(15)
Transfers and other movements(1)	(263)	(1)	(264)
Translation	1	5	6
Balance at 31 December 2017	—	161	161
Net book value at 31 December 2017	127	11	138
Cost
Balance at 1 January 2018	127	172	299
Additions	—	1	1
Disposals	—	(3)	(3)
Transfers and other movements(1)	—	4	4
Translation	(11)	(7)	(18)
Balance at 31 December 2018	116	167	283
Accumulated amortisation and impairments
Balance at 1 January 2018	—	161	161
Amortisation for the year		5	5
Disposals	—	(3)	(3)
Transfers and other movements(1)	—	4	4
Translation	—	(7)	(7)
Balance at 31 December 2018	—	160	160
Net book value at 31 December 2018	116	7	123
Cost
Balance at 1 January 2019	116	167	283
Transfer to assets and liabilities held for sale	—	(26)	(26)
Transfers and other movements(1)	—	3	3
Balance at 31 December 2019	116	144	260
Accumulated amortisation and impairments
Balance at 1 January 2019	—	160	160
Amortisation for the year		3	3
Transfer to assets and liabilities held for sale	—	(26)	(26)
Balance at 31 December 2019	—	137	137
Net book value at 31 December 2019	116	7	123

(1)	Transfers and other movements include amounts from asset reclassifications and amounts written off.
17    INTANGIBLE ASSETS (continued)
Impairment calculation assumptions for goodwill
Based on an analysis carried out by the group in 2019, the carrying value and value in use of cash generating units (CGUs) with goodwill that were most sensitive is:

	2019
	US Dollars
Figures in millions	Carrying Value	Value in use
Sunrise Dam	220	363

As at 31 December 2019, the recoverable amount of Sunrise Dam exceeded its carrying amount by $143m. The Sunrise Dam CGU had $108m goodwill at that date.

It is estimated that a decrease of the long-term real gold price of $1,300/oz by 5%, would cause the recoverable amount of this CGU to equal its carrying amount. The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing of goodwill are inextricably linked.

Therefore it is possible that outcomes within the next financial year that are different from the assumptions used in the impairment testing process for goodwill could require a material adjustment to the carrying amounts in future periods.

Net book value of goodwill allocated to each of the CGUs:

	US Dollars
Figures in millions	2019	2018	2017
- Sunrise Dam	108	108	119
- Serra Grande	8	8	8
	116	116	127
Real pre-tax discount rates applied in impairment calculations on CGUs for which the carrying amount of goodwill is significant are as follows:
- Sunrise Dam (1)	10.8%	8.3%	8.3%

Goodwill has been allocated to its respective CGUs where it is tested for impairment as part of the CGU . The group reviews and tests the carrying value of goodwill on an annual basis for impairment. The discount rates for 2019 were determined on a basis consistent with the 2018 discount rates.

(1)	The value in use of the CGU is $363m in 2019 (2018: $750m; 2017: $402m).